Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,098,000
Previously Paid Amount	0.00
Total Fee Amount	168.10
Total Offset Amount	0.00
Net Fee	168.10
Narrative - Max Aggregate Offering Price	$ 1,098,000
Final Prospectus	true